First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 54.1%
	Collateralized Mortgage Obligations – 25.0%
	Banc of America Mortgage Trust
$27,308	Series 2002-L, Class 1A1 (a)	3.20%	12/25/32	$22,023
	Citigroup Mortgage Loan Trust
49,873	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	6.08%	09/25/35	49,313
6,860	Series 2009-10, Class 1A1 (a) (c)	6.56%	09/25/33	6,841
	Connecticut Avenue Securities Trust
1,000,000	Series 2024-R02, Class 1B2, 30 Day Average SOFR + 3.70% (b) (c)	8.05%	02/25/44	1,045,065
	Countrywide Home Loan Mortgage Pass-Through Trust
154,200	Series 2006-HYB5, Class 3A1A (a)	5.44%	09/20/36	136,009
	Credit Suisse Mortgage Trust
780,271	Series 2017-FHA1, Class A1 (c)	3.25%	04/25/47	700,614
	GSR Mortgage Loan Trust
1,457	Series 2003-10, Class 1A12 (a)	6.67%	10/25/33	1,382
76,099	Series 2005-AR1, Class 4A1 (a)	3.82%	01/25/35	66,346
	JP Morgan Mortgage Trust
19,878	Series 2006-A2, Class 5A3 (a)	7.13%	11/25/33	19,311
159,032	Series 2015-IVR2, Class A5 (a) (c)	6.16%	01/25/45	159,108
	LHOME Mortgage Trust
1,000,000	Series 2023-RTL2, Class M, steps up to 11.00% on 1/25/2026 (c) (d)	9.00%	06/25/28	987,785
1,000,000	Series 2024-RTL1, Class M, steps up to 13.45% on 8/25/2026 (c) (d)	11.95%	01/25/29	1,021,994
800,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (c) (d)	11.58%	03/25/29	815,744
	MASTR Alternative Loan Trust
3,538,405	Series 2006-2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	4.78%	03/25/36	343,164
	NYMT Loan Trust
1,000,000	Series 2024-BPL1, Class A2, steps up to 10.12% on 7/25/2026 (c) (d)	8.62%	02/25/29	1,012,471
	Onslow Bay Mortgage Loan Trust
553,718	Series 2021-NQM4, Class A1 (c)	1.96%	10/25/61	459,589
	PRET Trust
500,000	Series 2024-RPL1, Class M2 (a) (c)	4.06%	10/25/63	374,039
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/25/56	679,424
	PRPM LLC
274,955	Series 2020-6, Class A2 (c)	8.70%	11/25/25	274,622
710,000	Series 2024-RPL3, Class M1, steps up to 5.00% on 11/25/2028 (c) (d)	4.00%	11/25/54	638,379
	PRPM Trust
725,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/25/68	728,330
	Residential Accredit Loans, Inc.
64,116	Series 2006-QO1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	4.97%	02/25/46	33,001
601,826	Series 2006-QS6, Class 1AV, IO (a)	0.77%	06/25/36	12,076
	Residential Asset Securitization Trust
16,526	Series 2004-A3, Class A7	5.25%	06/25/34	15,885
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	6.68%	08/25/26	969,145
	Starwood Mortgage Residential Trust
783,279	Series 2022-3, Class A1 (c)	4.16%	03/25/67	753,015

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
$1,989	Series 2001-SB1, Class A2	3.38%	08/25/31	$1,983
	VCAT LLC
347,676	Series 2021-NPL6, Class A2, steps up to 7.97% on 9/25/2025 (c) (d)	3.97%	09/25/51	336,240
	Verus Securitization Trust
533,000	Series 2021-5, Class B2 (c)	3.94%	09/25/66	386,068
425,000	Series 2021-R2, Class B2 (c)	4.26%	02/25/64	315,264
760,166	Series 2022-1, Class A1, steps up to 3.72% on 1/1/2026 (c) (d)	2.72%	01/01/67	693,974
	Washington Mutual Alternative Mortgage Pass-Through Certificates
9,399	Series 2007-5, Class A11, (1 Mo. CME Term SOFR + CSA) x -6 + 39.48% (e)	12.93%	06/25/37	9,457
	WinWater Mortgage Loan Trust
198,355	Series 2015-3, Class B1 (a) (c)	3.84%	03/20/45	183,632
				13,251,293
	Commercial Mortgage-Backed Securities – 29.1%
	BAMLL Commercial Mortgage Securities Trust
1,000,000	Series 2013-WBRK, Class A (a) (c)	3.53%	03/10/37	978,125
	BANK
20,965,876	Series 2017-BNK7, Class XA, IO (a)	0.68%	09/15/60	295,311
8,897,810	Series 2019-BN23, Class XA, IO (a)	0.68%	12/15/52	244,477
5,270,000	Series 2020-BNK26, Class XA, IO (a)	1.20%	03/15/63	244,988
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (b) (c)	5.23%	03/15/37	963,681
	Benchmark Mortgage Trust
20,535,940	Series 2018-B5, Class XA, IO (a)	0.45%	07/15/51	266,706
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (b) (c)	7.25%	04/15/34	985,018
	BX Trust
1,000,000	Series 2021-ARIA, Class E, 1 Mo. CME Term SOFR + CSA + 2.25% (b) (c)	6.66%	10/15/36	999,094
	CCRE Commercial Mortgage Securities L.P.
7,684,302	CFCRE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-C8, Class XA, IO (a)	1.47%	06/15/50	196,462
	CD Commercial Mortgage Trust
8,405,843	Series 2018-CD7, Class XA, IO (a)	0.64%	08/15/51	164,918
	Citigroup Commercial Mortgage Trust
2,127,739	Series 2015-GC29, Class XA, IO (a)	0.94%	04/10/48	21
8,350,239	Series 2016-GC37, Class XA, IO (a)	1.64%	04/10/49	85,921
5,679,723	Series 2016-P4, Class XA, IO (a)	1.90%	07/10/49	99,684
	COMM Mortgage Trust
3,829,000	Series 2015-CCRE26, Class XD, IO (a) (c)	1.21%	10/10/48	23,053
12,311,384	Series 2015-LC21, Class XA, IO (a)	0.60%	07/10/48	1,540
	Credit Suisse Mortgage Trust
1,000,000	Series 2022-CNTR, Class A, 1 Mo. CME Term SOFR + 3.94%, 4.09% Floor (b) (f)	8.25%	01/09/25	765,036
	CSAIL Commercial Mortgage Trust
250,000	Series 2015-C3, Class B (a)	4.11%	08/15/48	228,694
5,821,506	Series 2020-C19, Class XA, IO (a)	1.09%	03/15/53	250,292
	FIVE Mortgage Trust
25,797,368	Series 2023-V1, Class XA, IO	0.68%	02/10/56	477,313

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Great Wolf Trust
$1,000,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (b) (c)	7.95%	03/15/39	$1,010,420
	GS Mortgage Securities Trust
823,474	Series 2012-GCJ9, Class D (a) (c)	4.75%	11/10/45	753,310
	Houston Galleria Mall Trust
1,000,000	Series 2015-HGLR, Class D (c)	3.98%	03/05/37	993,466
	JP Morgan Chase Commercial Mortgage Securities Trust
19,755,522	Series 2016-JP4, Class XA, IO (a)	0.57%	12/15/49	146,643
969,086	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21%, 2.41% Floor (b) (c)	5.56%	06/15/35	852,179
	Life Mortgage Trust
394,981	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (b) (c)	7.37%	03/15/38	389,596
	LSTAR Commercial Mortgage Trust
22,929,728	Series 2017-5, Class X, IO (a) (c)	0.84%	03/10/50	289,217
	MCR Mortgage Trust
385,000	Series 2024-TWA, Class F (c)	10.38%	06/01/39	390,983
	Morgan Stanley Bank of America Merrill Lynch Trust
410,258	Series 2016-C31, Class XA, IO (a)	1.26%	11/15/49	6,281
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD, IO (a) (c)	1.59%	03/15/49	32,084
1,320,000	Series 2019-L2, Class C (a)	4.97%	03/15/52	1,108,779
	NYO Commercial Mortgage Trust
530,000	Series 2021-1290, Class C, 1 Mo. CME Term SOFR + CSA + 1.99% (b) (c)	6.42%	11/15/38	521,937
	Wells Fargo Commercial Mortgage Trust
1,034,000	Series 2016-NXS6, Class C (a)	4.40%	11/15/49	970,772
	WFLD Mortgage Trust
764,835	Series 2014-MONT, Class A (a) (c)	3.75%	08/10/31	720,441
				15,456,442
	Total Mortgage-Backed Securities			28,707,735
	(Cost $30,168,185)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 36.1%
	Collateralized Mortgage Obligations – 22.0%
	Federal Home Loan Mortgage Corp.
86,220	Series 2439, Class XI, IO, if (30 Day Average SOFR) x -1 is less than 7.39%, then 6.50%, otherwise 0.00% (e)	6.50%	03/15/32	10,322
440,951	Series 2975, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.65% (e)	2.13%	05/15/35	35,750
11,415	Series 3451, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.03% (e)	1.51%	05/15/38	853
170,179	Series 3471, Class SD, IO, (30 Day Average SOFR + CSA) x -1 + 6.08% (e)	1.56%	12/15/36	14,186
4,958	Series 4021, Class IP, IO	3.00%	03/15/27	101
85,057	Series 4057, Class YI, IO	3.00%	06/15/27	1,931
167,016	Series 4082, Class PI, IO	3.00%	06/15/27	3,715
169,045	Series 4206, Class IA, IO	3.00%	03/15/33	10,556
953,689	Series 4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (b)	4.92%	03/25/50	926,276
1,010,004	Series 4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (b)	4.87%	07/25/50	978,474
928,210	Series 5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	4.87%	08/25/50	895,287

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$1,988,983	Series 5179, Class GZ	2.00%	01/25/52	$1,065,401
1,039,042	Series 5350, Class PO, PO	(g)	11/25/53	800,705
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA1, Class B2, 30 Day Average SOFR + CSA + 5.25% (b) (c)	9.72%	01/25/50	1,120,854
1,000,000	Series 2020-HQA2, Class B2, 30 Day Average SOFR + CSA + 7.60% (b) (c)	12.07%	03/25/50	1,219,134
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
43,450	Series T-56, Class APO, PO	(g)	05/25/43	34,448
	Federal Home Loan Mortgage Corp., STRIPS
5,494	Series 177, Class IO, IO	7.00%	07/01/26	169
	Federal National Mortgage Association
2,459	Series 1996-46, Class ZA	7.50%	11/25/26	2,463
10,903	Series 2002-80, Class IO, IO	6.00%	09/25/32	481
35,802	Series 2003-15, Class MS, IO, (30 Day Average SOFR + CSA) x -1 + 8.00% (e)	3.53%	03/25/33	3,760
39,660	Series 2003-44, Class IU, IO	7.00%	06/25/33	5,181
38,211	Series 2005-6, Class SE, IO, (30 Day Average SOFR + CSA) x -1 + 6.70% (e)	2.23%	02/25/35	3,020
23,726	Series 2007-100, Class SM, IO, (30 Day Average SOFR + CSA) x -1 + 6.45% (e)	1.98%	10/25/37	1,981
125,254	Series 2007-37, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.75% (e)	2.28%	05/25/37	13,652
294,177	Series 2008-17, Class BE	5.50%	10/25/37	285,592
530,900	Series 2010-103, Class ID, IO	5.00%	09/25/40	79,850
30,039	Series 2010-99, Class SG, (30 Day Average SOFR + CSA) x -5 + 25.00%, 0.00% Floor (e)	1.75%	09/25/40	30,809
88,740	Series 2011-81, Class PI, IO	3.50%	08/25/26	872
44,293	Series 2012-112, Class BI, IO	3.00%	09/25/31	191
1,143,019	Series 2012-125, Class MI, IO	3.50%	11/25/42	154,704
16,897	Series 2013-132, Class SW, (30 Day Average SOFR + CSA) x -2.67 + 10.67%, 0.00% Floor (e)	0.00%	01/25/44	11,696
1,237,696	Series 2013-32, Class IG, IO	3.50%	04/25/33	95,200
1,124,360	Series 2015-20, Class ES, IO, (30 Day Average SOFR + CSA) x -1 + 6.15% (e)	1.68%	04/25/45	119,146
168,142	Series 2016-74, Class LI, IO	3.50%	09/25/46	40,221
2,060,674	Series 2017-109, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.20% (e)	1.73%	01/25/48	229,349
269,130	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (b)	4.87%	07/25/50	263,166
1,065,535	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (b)	5.50%	11/25/54	1,048,541
1,010,191	Series 5478, Class NF, 30 Day Average SOFR + 1.30% (b)	5.65%	12/25/54	1,007,179
	Federal National Mortgage Association, STRIPS
9,572	Series 305, Class 12, IO (h)	6.50%	12/25/29	632
23,528	Series 355, Class 18, IO	7.50%	11/25/33	2,762
377,813	Series 406, Class 6, IO (h)	4.00%	01/25/41	59,717
	Government National Mortgage Association
86,739	Series 2005-33, Class AY	5.50%	04/16/35	87,255
112,105	Series 2007-68, Class PI, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.65% (e)	2.24%	11/20/37	3,082
100,000	Series 2008-2, Class HB	5.50%	01/16/38	100,235
93,478	Series 2008-73, Class SK, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.74% (e)	2.33%	08/20/38	4,791

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$166,690	Series 2013-104, Class YS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.15% (e)	1.73%	07/16/43	$12,661
3,182,874	Series 2015-158, Class KS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.25% (e)	1.84%	11/20/45	396,315
77,727	Series 2016-139, Class MZ	1.50%	07/20/45	59,744
167,755	Series 2017-4, Class CZ	3.00%	01/20/47	130,347
140,116	Series 2017-H18, Class DZ (h)	4.63%	09/20/67	129,278
8,648,207	Series 2020-13, Class BT, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.20%, Capped at 0.50% (e)	0.50%	11/20/45	177,029
				11,679,064
	Commercial Mortgage-Backed Securities – 10.6%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3,698,596	Series K043, Class X3, IO (a)	3.23%	02/25/43	37
14,500,000	Series K071, Class X3, IO (a)	2.01%	11/25/45	743,172
4,000,000	Series K110, Class X3, IO (a)	3.40%	06/25/48	573,767
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	522,700
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/25/49	230,635
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/25/31	449,569
1,831,144	Series K739, Class X3, IO (a)	2.80%	11/25/48	113,276
2,454,000	Series K755, Class X3, IO (a)	5.64%	02/25/31	659,771
1,663,400	Series K757, Class X3, IO (a)	5.55%	08/25/31	473,866
4,571,896	Series KG06, Class X3, IO (a)	2.74%	10/25/31	625,531
	Federal National Mortgage Association, ACES
15,150,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	347,977
	Freddie Mac Multiclass Certificates
5,653,804	Series 2021-P011, Class X1, IO (a)	1.77%	09/25/45	629,698
	Government National Mortgage Association
4,977,503	Series 2024-32, Class IO, IO (a)	0.71%	06/16/63	252,118
				5,622,117
	Pass-through Security – 3.5%
	Fannie Mae or Freddie Mac
2,000,000	Pool TBA (i)	4.00%	02/01/55	1,829,062
	Total U.S. Government Agency Mortgage-Backed Securities			19,130,243
	(Cost $21,959,962)
ASSET-BACKED SECURITIES – 9.5%
	Adams Outdoor Advertising LP
1,000,000	Series 2023-1, Class B (c)	8.81%	07/15/53	1,043,663
	CoreVest American Finance Trust
251,017	Series 2021-1, Class A (c)	1.57%	04/15/53	241,705
7,696,323	Series 2021-3, Class XA, IO (a) (c)	2.39%	10/15/54	245,954
	Exeter Automobile Receivables Trust
750,000	Series 2024-1A, Class E (c)	7.89%	08/15/31	767,900
	Gracie Point International Funding LLC
692,000	Series 2024-1A, Class D, 90 Day Average SOFR + 7.15% (b) (c)	12.06%	03/01/28	693,251
	Island Finance Trust
500,000	Series 2025-1A, Class B (c)	7.95%	03/19/35	506,572
500,000	Series 2025-1A, Class C (c) (j)	10.00%	03/19/35	467,624
	Mid-State Capital Corp. Trust
65,560	Series 2005-1, Class A	5.75%	01/15/40	65,432

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	PAGAYA AI Debt Trust
$992,861	Series 2024-3, Class D (c)	9.00%	10/15/31	$1,002,354
	Total Asset-Backed Securities			5,034,455
	(Cost $4,902,820)

Shares	Description	Value
MONEY MARKET FUNDS – 2.4%
1,260,520	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (k)	1,260,520
	(Cost $1,260,520)

Total Investments – 102.1%	54,132,953
(Cost $58,291,487)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.0%
	Call Options Purchased – 0.0%
10	U.S. Treasury Bond Futures Call	$113,906	$120.00	02/21/25	625
	(Cost $8,464)
	Total Call Options Purchased				625
	(Cost $8,464)
	Total Purchased Options				625
	(Cost $8,464)
WRITTEN OPTIONS – (0.1)%
	Put Options Written – (0.1)%
(10)	U.S. Treasury 5 Year Note Futures Put	(106,391)	106.50	03/21/25	(6,563)
	(Premiums received $7,630)
(10)	U.S. Treasury Bond Futures Put	(113,906)	113.00	05/23/25	(24,844)
	(Premiums received $23,879)
	Total Put Options Written				(31,407)
	(Premiums received $31,509)
	Total Written Options				(31,407)
	(Premiums received $31,509)

Net Other Assets and Liabilities – (2.0)%	(1,080,325)
Net Assets – 100.0%	$53,021,846

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Note Futures	Long	48	Mar 2025	$5,224,500	$(80,717)
CME Ultra Long Term U.S. Treasury Bond Futures	Long	3	Mar 2025	355,406	(2,937)
U.S. Treasury 2 Year Note Futures	Long	22	Mar 2025	4,523,750	(2,161)
U.S. Treasury 5 Year Note Futures	Long	11	Mar 2025	1,170,297	(6,794)
U.S. Treasury Bond Futures	Long	30	Mar 2025	3,417,188	(118,979)
U.S. Treasury Ultra 10 Year Note Futures	Long	55	Mar 2025	6,125,625	(130,969)
				$20,816,766	$(342,557)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $29,752,958 or 56.1%
of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2025.
(e)	Inverse floating rate security.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(g)	Zero coupon security.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	All or portion of this security is part of a mortgage dollar roll agreement.
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $467,624 or 0.9% of net assets.

(k)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ACES	– Alternative Credit Enhancement Securities
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:
ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$28,707,735	$—	$28,707,735	$—
U.S. Government Agency Mortgage-Backed Securities	19,130,243	—	19,130,243	—
Asset-Backed Securities	5,034,455	—	5,034,455	—
Money Market Funds	1,260,520	1,260,520	—	—
Total Investments	54,132,953	1,260,520	52,872,433	—
Purchased Options	625	625	—	—
Total	$54,133,578	$1,261,145	$52,872,433	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(342,557)	$(342,557)	$—	$—
Written Options	(31,407)	(31,407)	—	—
Total	$(373,964)	$(373,964)	$—	$—

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Mortgage Trust, 8.25%, 01/09/25	03/10/22	$1,000,000	$76.50	$1,000,000	$765,036	1.44%